CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Allowance for Doubtful Accounts Receivable, Current	$ 33,276	$ 31,127
Allowance for Doubtful Accounts Receivable	0
Short-term loans	297,811	236,985
Deferred revenue	163,346	168,884
Accrued expenses and other liabilities	131,268	158,799
Customer's refundable fees	3,976	7,070
Income tax payable	4,493	4,374
Long-term loans	$ 123,215	$ 114,109
Treasury Stock, Shares | shares	7,065,058	7,065,058
Allowance for Notes, Loans and Financing Receivable, Current	$ 3,697	$ 4,810
Allowance for Notes, Loans and Financing Receivable, Noncurrent	132	106
Deferred Tax Liabilities, Net, Noncurrent	97,578	126,641
Other Liabilities, Noncurrent	153,095	146,053
Commitment Deposits [Member]
Allowance for Doubtful Accounts Receivable	0	206
PRC Domestic Entities [Member]
Short-term loans	76,267	59,820
Deferred revenue	32,816	27,095
Accrued expenses and other liabilities	36,266	54,516
Customer's refundable fees	3,274	10,986
Income tax payable	1,982	1,325
Long-term loans	44,891	55,958
Deferred Tax Liabilities, Net, Noncurrent	10,488	51,227
Other Liabilities, Noncurrent	$ 51,144	$ 37,936
Common Class A [Member]
Class A and Class B ordinary shares, shares authorized | shares	600,000,000	600,000,000
Ordinary Shares, Shares issued | shares	72,069,645	71,425,120
Ordinary Shares, Shares outstanding | shares	65,004,587	64,360,062
Common Class B [Member]
Class A and Class B ordinary shares, shares authorized | shares	600,000,000	600,000,000
Ordinary Shares, Shares issued | shares	24,336,650	24,336,650
Ordinary Shares, Shares outstanding | shares	24,336,650	24,336,650